Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 50.8	$ (12.6)	$ (63.9)
Statutory capital and surplus	603.1	$ 520.1
Deficit position used to determine payment of dividends	353.0
Maximum dividends company can pay during 2017 without regulatory approval	60.3
Adjusted Statutory capital and surplus	656.5
Authorized control level RBC	$ 74.4